Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Noncontrolling interest	Total
Balance at Jun. 30, 2018	$ 19,171	$ 5,121,102	$ (4,124,947)	$ 170,795		$ 1,186,121
Balance (in Shares) at Jun. 30, 2018	19,170,846
Sale of common stock	$ 106	307,340				307,446
Sale of common stock (in Shares)	105,500
Net proceeds from public offering	$ 1,667	5,676,224				5,677,891
Net proceeds from public offering (in Shares)	1,667,500
Net loss			(1,425,181)			(1,425,181)
Foreign currency translation gain (loss)				19,111		19,111
Balance at Jun. 30, 2019	$ 20,944	11,104,666	(5,550,128)	189,906		5,765,388
Balance (in Shares) at Jun. 30, 2019	20,943,846
Net loss			(596,985)			(596,985)
Foreign currency translation gain (loss)				6,613		6,613
Balance at Sep. 30, 2019	$ 20,944	11,104,666	(6,147,113)	196,519		5,175,016
Balance (in Shares) at Sep. 30, 2019	20,943,846
Balance at Jun. 30, 2019	$ 20,944	11,104,666	(5,550,128)	189,906		5,765,388
Balance (in Shares) at Jun. 30, 2019	20,943,846
Balance at Mar. 31, 2020	$ 20,944	11,104,666	(7,825,885)	179,000		3,478,725
Balance (in Shares) at Mar. 31, 2020	20,943,846
Balance at Jun. 30, 2019	$ 20,944	11,104,666	(5,550,128)	189,906		5,765,388
Balance (in Shares) at Jun. 30, 2019	20,943,846
Net proceeds from public offering						100,000,000
Net loss			(1,863,253)			(1,863,253)
Foreign currency translation gain (loss)				(19,699)		(19,699)
Balance at Jun. 30, 2020	$ 20,944	11,104,666	(7,413,381)	170,207		3,882,436
Balance (in Shares) at Jun. 30, 2020	20,943,846
Balance at Sep. 30, 2019	$ 20,944	11,104,666	(6,147,113)	196,519		5,175,016
Balance (in Shares) at Sep. 30, 2019	20,943,846
Net loss			(1,001,033)			(1,001,033)
Foreign currency translation gain (loss)				(18,238)		(18,238)
Balance at Dec. 31, 2019	$ 20,944	11,104,666	(7,148,146)	178,281		4,155,745
Balance (in Shares) at Dec. 31, 2019	20,943,846
Net loss			(677,739)			(677,739)
Foreign currency translation gain (loss)				719		719
Balance at Mar. 31, 2020	$ 20,944	11,104,666	(7,825,885)	179,000		3,478,725
Balance (in Shares) at Mar. 31, 2020	20,943,846
Balance at Jun. 30, 2020	$ 20,944	11,104,666	(7,413,381)	170,207		3,882,436
Balance (in Shares) at Jun. 30, 2020	20,943,846
Net loss			(866,823)			(866,823)
Foreign currency translation gain (loss)				58,479		58,479
Balance at Sep. 30, 2020	$ 20,944	11,104,666	(8,280,204)	228,686		3,074,092
Balance (in Shares) at Sep. 30, 2020	20,943,846
Balance at Jun. 30, 2020	$ 20,944	11,104,666	(7,413,381)	170,207		3,882,436
Balance (in Shares) at Jun. 30, 2020	20,943,846
Net proceeds from public offering						100,000,000
Balance at Mar. 31, 2021	$ 21,474	12,077,788	(10,463,241)	275,678	(95,484)	1,911,699
Balance (in Shares) at Mar. 31, 2021	21,474,138
Balance at Sep. 30, 2020	$ 20,944	11,104,666	(8,280,204)	228,686		3,074,092
Balance (in Shares) at Sep. 30, 2020	20,943,846
Net loss			(964,037)		(36,555)	(964,037)
Issuance of common stock	$ 520	930,480				931,000
Issuance of common stock (in Shares)	520,000
Issuance of common stock for subscription agreement entered in prior period	$ 6	(6)
Issuance of common stock for subscription agreement entered in prior period (in Shares)	6,600
Foreign currency translation gain (loss)				54,064	(1,390)	54,064
Balance at Dec. 31, 2020	$ 21,470	12,035,140	(9,244,241)	282,750	(37,945)	3,095,119
Balance (in Shares) at Dec. 31, 2020	21,470,446
Net loss			(1,219,000)		(57,347)	(1,219,000)
Shares issued for stock compensation expense	$ 4	11,996				12,000
Shares issued for stock compensation expense (in Shares)	3,692
Increase of paid-in capital from subscription agreement entered in prior period		30,652				30,652
Foreign currency translation gain (loss)				(7,072)	(192)	(7,072)
Balance at Mar. 31, 2021	$ 21,474	$ 12,077,788	$ (10,463,241)	$ 275,678	$ (95,484)	$ 1,911,699
Balance (in Shares) at Mar. 31, 2021	21,474,138